Basis of consolidation (Tables)	12 Months Ended
Dec. 31, 2021
These consolidated financial statements include the subsidiaries listed below:

These consolidated financial statements include the subsidiaries listed below:

					December 31
Entity	Control	Principal activities	Functional currency	Country	2021	2020	2019
Nu 1-B, LLC (“Nu 1-B”)	Direct	Holding Company	US$	USA	100%	100%	100%
Nu 2-B, LLC (“Nu 2-B”)	Direct	Holding Company	US$	USA	100%	100%	100%
Nu 3-B, LLC (“Nu 3-B”)	Direct	Holding Company	US$	USA	100%	100%	100%
Nu 1-A, LLC (“Nu 1-A”)	Indirect	Holding Company	US$	USA	100%	100%	100%
Nu 2-A, LLC (“Nu 2-A”)	Indirect	Holding Company	US$	USA	100%	100%	100%
Nu 3-A, LLC (“Nu 3-A”)	Indirect	Holding Company	US$	USA	100%	100%	100%
Nu Payments, LLC (“Nu Payments”)	Indirect	Holding Company	US$	USA	100%	100%	100%
Nu MX LLC (“Nu MX”)	Direct	Holding Company	US$	USA	100%	100%	100%
Nu Cayman Ltd (“Nu Cayman”)	Direct	Investment company	US$	Cayman	100%	100%	-
Nu Finanztechnologie GmbH (“Nu Finanz”)	Direct	Technology E-Hub	EUR	Germany	100%	100%	100%
Nu BN México, S.A. de CV (“Nu Mexico”)	Indirect	Multiple purpose financial company	MXN	Mexico	100%	100%	100%
Nu BN Servicios México, S.A. de CV (“Nu Servicios")	Indirect	Credit card operations	MXN	Mexico	100%	100%	100%
Nu BN Tecnologia, S.A de CV (“Nu Tecnologia”)	Indirect	Computer consulting service	MXN	Mexico	100%	100%	-
Nu Colombia S.A. (“Nu Colombia”)	Indirect	Credit card operations	COP	Colombia	100%	100%	-
Nu Argentina S.A. (“Nu Argentina”)	Indirect	Talent E-Hub	ARS	Argentina	100%	100%	-
Cognitect, Inc. ("Cognitect")	Direct	Technology E-Hub	US$	USA	100%	100%	-
Internet – Fundo de Investimento em Participações Multiestratégia (“Internet FIP”)	Indirect	Investment company	BRL	Brazil	100%	100%	100%
Nu Pagamentos S.A. - Instituição de Pagamentos (“Nu Pagamentos”)	Indirect	Credit card and prepaid account operations	BRL	Brazil	100%	100%	100%
Nu Financeira S.A. – SCFI (“Nu Financeira”)	Indirect	Loan operations	BRL	Brazil	100%	100%	100%
Nu Asset Management Ltda. (“Nu Asset”) - former "Nu Investimentos"	Indirect	Fund manager	BRL	Brazil	100%	100%	100%
Nu Distribuidora de Titulos e Valores Mobiliarios Ltda. ("Nu DTVM")	Indirect	Securities distribution	BRL	Brazil	100%	100%	-
Nu Produtos Ltda. ("Nu Produtos")	Indirect	Insurance commission	BRL	Brazil	100%	100%	-
Nu Invest Corretora de Valores S.A ("Nu Invest") - former “Easynvest TCV"	Indirect	Investment platform	BRL	Brazil	100%	-	-
Nu Participações S.A. ("Nu Participações") - former “Easynvest Participações"	Indirect	Holding Company	BRL	Brazil	100%	-	-

Nu Corretora de Seguros Ltda. ("Nu Corretora de Seguros") - former “Easynvest Corretora"	Indirect	Insurance commission	BRL	Brazil	100%	-	-
Easynvest Gestão de Recursos Ltda. (“Easynvest Gestão")	Indirect	Fund manager	BRL	Brazil	100%	-	-
Vérios Gestão de Recursos S.A. (“Vérios”)	Indirect	Fund manager	BRL	Brazil	100%	-	-
Nu Plataformas - Intermediação de Negocios e Serviços Ltda ("Nu Plataforma")	Indirect	Services platform	BRL	Brazil	100%	-	-
Nu Tecnologia S.A ("Nu Tecnologia")	Direct	Talent E-Hub	UYU	Uruguay	100%	-	-
Nu México Financiera, S.A. de C.V., S.F.P. ("Nu Financiera") - former “Akala”	Indirect	Multiple purpose financial company	MXN	Mexico	100%	-	-
Nuplat S.A. ("Nuplat")	Direct	Talent E-Hub	UYU	Uruguay	100%	-	-
Spin Pay Serviços de Pagamentos Ltda. ("Spin Pay")	Indirect	Payment hub	BRL	Brazil	100%	-	-

Additional details of consolidated financial statements include the subsidiaries listed below

In addition, for the years ended December 31, 2021, 2020 and 2019, the Company consolidated the following entities in which the Group’s companies hold a substantial interest or the entirety of the interests and are therefore exposed to, or have rights, to variable returns and have the ability to affect those returns through power over the entity:

Name of the entity	Country
Fundo de Investimento em Direitos Creditórios NU (“FIDC Nu”)	Brazil
Fundo de Investimento Ostrum Soberano Renda Fixa Referenciado DI (“Fundo Ostrum”)	Brazil
Nu Fundo de Investimentos em Ações (“Nu FIA”)	Brazil
Nu Fundo de Investimento Renda Fixa ("NuFundo") - consolidated only in 2020 and 2019	Brazil